CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Statement Of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 111	$ 145